EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
		Jun. 30, 2018	[5]	Mar. 31, 2018	[5]	Dec. 31, 2017	[5]	Sep. 30, 2017	[5]	Jun. 30, 2017	[5]	Mar. 31, 2017	[5]	Dec. 31, 2016	[5]	Sep. 30, 2016	[5]	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Net Earnings																		$ 9,861		$ 15,411		$ 10,604
Net Earnings Attributable to Noncontrolling Interest																		111		85		96
Net Income (Loss) Attributable to Parent, Diluted																		9,750		15,326		10,508
Dividends, Preferred Stock																		265		247		255
Net Income (Loss) Available to Common Stockholders, Basic																		$ 9,485		$ 15,079		$ 10,253
Weighted Average Number of Shares Outstanding, Basic																		2,529.3		2,598.1		2,698.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																	94.9		99.3		103.9
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																	32.5		43.0		41.6
Weighted Average Number of Shares Outstanding, Diluted																		2,656.7		2,740.4		2,844.4
Earnings Per Share, Basic	[3],[4]																	$ 3.75		$ 5.80		$ 3.80
Earnings Per Share, Diluted		$ 0.72		$ 0.95		$ 0.93		$ 1.06		$ 0.82		$ 0.93		$ 2.88		$ 0.96		$ 3.67	[3],[4],[5]	$ 5.59	[3],[4],[5]	$ 3.69	[3],[4]
Continuing Operations
Net Earnings																				$ 10,194		$ 10,027
Net Earnings Attributable to Noncontrolling Interest																				85		96
Net Income (Loss) Attributable to Parent, Diluted																				10,109		9,931
Dividends, Preferred Stock																				247		255
Net Income (Loss) Available to Common Stockholders, Basic																				$ 9,862		$ 9,676
Weighted Average Number of Shares Outstanding, Basic																				2,598.1		2,698.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																			99.3		103.9
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																			43.0		41.6
Weighted Average Number of Shares Outstanding, Diluted																				2,740.4		2,844.4
Earnings Per Share, Basic	[4]																			$ 3.79		$ 3.59
Earnings Per Share, Diluted	[4]																			$ 3.69		$ 3.49
Discontinued Operations
Net Earnings																				$ 5,217		$ 577
Net Earnings Attributable to Noncontrolling Interest																				0		0
Net Income (Loss) Attributable to Parent, Diluted																				5,217		577
Dividends, Preferred Stock																				0		0
Net Income (Loss) Available to Common Stockholders, Basic																				$ 5,217		$ 577
Weighted Average Number of Shares Outstanding, Basic																				2,598.1		2,698.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																			99.3		103.9
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																			43.0		41.6
Weighted Average Number of Shares Outstanding, Diluted																				2,740.4		2,844.4
Earnings Per Share, Basic	[4]																			$ 2.01		$ 0.21
Earnings Per Share, Diluted	[4]																			$ 1.90		$ 0.20

[1]	Despite being included currently in Diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.
[2]	Weighted average outstanding stock options of approximately 48 million in 2018, 20 million in 2017 and 55 million in 2016 were not included in the Diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).
[3]	Basic net earnings per common share and Diluted net earnings per common share are calculated on Net earnings attributable to Procter & Gamble.
[4]	Net earnings per share are calculated on Net earnings attributable to Procter & Gamble.
[5]	Diluted net earnings per share is calculated on Net earnings attributable to Procter & Gamble.